CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 3,509,754	¥ 3,191,889	¥ 2,686,659
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	257	421	473
Total cash, cash equivalent, restricted cash and restricted cash equivalents	3,510,011	3,192,310	¥ 2,687,132
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	¥ 41,279	¥ 18,026